Supplementary Financial Statement Information (Details) - Schedule of Revenues by Geographical Area - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenues by Geographical Area [Line Items]
Total Revenues	$ 249	$ 10,184	$ 347	$ 10,617
United states and Canada [Member]
Schedule of Revenues by Geographical Area [Line Items]
Total Revenues	244	10,161	339	10,592
Europe and others [Member]
Schedule of Revenues by Geographical Area [Line Items]
Total Revenues	$ 5	$ 23	$ 8	$ 25